Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, gross	$ 28,278,297	$ 25,631,978
Less: accumulated depreciation	(17,426,398)	(13,796,462)
Property, equipment and software, net	10,851,899	11,835,516
Office Buildings [Member]
Property, plant and equipment, gross	5,140,635	4,822,303
Electronic Equipment, Furniture and Fixtures [Member]
Property, plant and equipment, gross	5,470,985	5,029,249
Motor Vehicles [Member]
Property, plant and equipment, gross	201,509	242,265
Purchased Software [Member]
Property, plant and equipment, gross	$ 17,465,168	$ 15,538,161